PROPERTY AND EQUIPMENT - Schedule of Quantitative Information About Right-of-Use Assets (Details) - Right-of-use assets [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
PROPERTY AND EQUIPMENT - Schedule of Quantitative Information About Right-of-Use Assets (Details) [Line Items]
Property, plant and equipment including right-of-use assets at beginning of period	$ 238	$ 235
Additions	29	22
Modifications and reassessments	92	53
Disposals	(3)	(3)
Depreciation charge for the year	(53)	(45)
Impairments	(1)
Translation adjustment	(2)	(24)
Property, plant and equipment including right-of-use assets at end of period	300	238
ROU – Telecommunications Equipment [Member]
PROPERTY AND EQUIPMENT - Schedule of Quantitative Information About Right-of-Use Assets (Details) [Line Items]
Property, plant and equipment including right-of-use assets at beginning of period	229	225
Additions	25	18
Modifications and reassessments	88	53
Disposals	(3)	(3)
Depreciation charge for the year	(49)	(41)
Impairments	(1)
Translation adjustment	(2)	(23)
Property, plant and equipment including right-of-use assets at end of period	287	229
ROU – Land, Buildings and Constructions [Member]
PROPERTY AND EQUIPMENT - Schedule of Quantitative Information About Right-of-Use Assets (Details) [Line Items]
Property, plant and equipment including right-of-use assets at beginning of period	5	7
Additions	1	1
Modifications and reassessments	4
Disposals
Depreciation charge for the year	(2)	(2)
Impairments
Translation adjustment		(1)
Property, plant and equipment including right-of-use assets at end of period	8	5
ROU – Office and Other Equipment [Member]
PROPERTY AND EQUIPMENT - Schedule of Quantitative Information About Right-of-Use Assets (Details) [Line Items]
Property, plant and equipment including right-of-use assets at beginning of period	4	3
Additions	3	3
Modifications and reassessments
Disposals
Depreciation charge for the year	(2)	(2)
Impairments
Translation adjustment
Property, plant and equipment including right-of-use assets at end of period	$ 5	$ 4